INCOME TAXES - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different income tax rates in other jurisdictions	5.90%	1.40%	0.50%
Effect of preferential tax rate (a)	(23.60%)	(38.10%)	(33.70%)
Effect of non-deductible expenses	(0.70%)	7.90%	4.90%
Effect of change in valuation allowance	(6.60%)	5.40%	3.10%
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	1.60%	(0.20%)
PRC
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
Tax saving as the result of favorable tax rate	$ 0	$ 2,686,911	$ 3,761,148
Per share effect of the favorable tax rate	$ 0	$ 0.13	$ 0.19
PRC | Horgos Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
Preferential income tax rate	0.00%
PRC | Kashi Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%
PRC | Baosheng Technology
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%